Stockholder's Equity Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for the fiscal year ended December 31, 2015, 2014 and 2013 is calculated as follows:

	2015	2014	2013
Income (loss) from continuing operations attributable to Holdings	$3,858	$258,416	$58,928
Less: Profit Allocation paid to Holders	17,731	11,870	15,990
Less: Effect of contribution based profit—Holding Event	2,804	2,259	1,480
Income (loss) from Holdings attributable to Trust shares	$(16,677)	$244,287	$41,458

Income from discontinued operations attributable to Holdings	$157,980	$20,419	$9,136
Less: Effect of contribution based profit	—	546	—
Income from discontinued operations attributable to Trust shares	$157,980	$19,873	$9,136

Basic and diluted weighted average shares outstanding	54,300	49,089	48,300

Basic and fully diluted income (loss) per share attributable to Holdings
Continuing operations	$(0.30)	$4.98	$0.86
Discontinued operations	$2.91	$0.40	$0.19
	$2.61	$5.38	$1.05